SUMMARY OF CURRENT AND NON-CURRENT PREPAYMENTS (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Purchase of flooring and decking products (Note )	[1]	$ 3,687,140	$ 4,809,834
Purchase of logs (Note )	[2]	147,536	147,536
Prepayment for financing activities		70,214
Others (Note )	[3]	155,598	210,992
Total		4,060,488	5,168,362
Less: Amounts to be utilized within 12 months shown under current assets		(4,060,488)	(5,168,362)
Amounts to be utilized after 12 months shown under non-current assets

[1]	Included in the prepayments, USD3.7 million (2025: USD4.8 million) was advanced for the purchase of flooring and decking products in order to secure our supply chain of wood products to our customers.
[2]	Included in the prepayments, USD0.1 million (2025: USD0.1 million) was advanced for the purchase of logs in Peru to secure the raw materials supply for our wood processing for production.
[3]	Remaining amounts of the prepayments were advance payments made to Group’s operating expenses.